SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION
10	SHARE BASED COMPENSATION

The Company maintains a fixed  Omnibus Incentive Equity Plan (“OEIP”) for certain employees and consultants. The plan was approved at an annual and special meeting of shareholders on November 27, 2020.

The following is a continuity of the Company’s equity incentive plans:

	DSU	RSU	FSO
				Weighted
	Outstanding	Outstanding	Outstanding	Average
	DSU Units	RSU Units	FSO Options	Exercise
	(Number of	(Number of	(Number	Price / Share
	of shares)	of shares)	of shares)	CAD
Balance as at January 1, 2022	246,945	235,000	1,816,302	8.95
Granted	125,000	503,000	483,797	7.70
Exercised	(97,045)	—	(8,000)	2.30
Forfeited / Cancelled	—	—	(173,704)	14.56
Balance as at December 31, 2022	274,900	738,000	2,118,395	8.23

Balance as at January 1, 2023	274,900	738,000	2,118,395	8.23
Granted	24,000	234,375	108,477	7.54
Exercised	(38,334)	(365,043)	(124,000)	4.96
Expired	—	—	(120,000)	5.05
Forfeited / Cancelled	(35,412)	(109,332)	(205,434)	10.00
Balance as at December 31, 2023	225,154	498,000	1,777,438	8.43

The following table summarizes information about the outstanding share options as at December 31, 2023:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	Options	Remaining	Exercise	Options	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD

2.30 - 5.00	198,200	1	3.23	198,200	3.23
5.01 - 8.62	1,118,018	4	7.76	938,491	7.90
8.63 - 33.30	461,220	7	12.28	374,842	12.39
	1,777,438	4	8.43	1,511,533	8.40

10	SHARE BASED COMPENSATION (CONTINUED)

The following table summarizes information about the outstanding share options as at December 31, 2022:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	Options	Remaining	Exercise	Options	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD

2.30 - 5.00	246,450	2	3.05	233,218	3.05
5.01 - 5.60	200,000	1	5.60	200,000	5.60
5.61 - 8.62	1,116,655	5	7.76	792,677	7.92
8.63 - 33.30	555,290	7	12.43	264,748	12.63
	2,118,395	5	8.23	1,490,643	7.68

Fixed Stock Options (“FSOs”)

During the year ended December 31, 2023, a share-based compensation charge of EUR 583 has been recognized in the consolidated statements of loss and comprehensive income (loss) (year ended December 31, 2022: EUR 2,087) in relation to the fixed stock options.

During the year ended December 31, 2023, the Company granted 108,477 share options (year ended December 31, 2022: 483,797 share options) with a weighted average exercise price of CAD 7.54 (year ended December 31, 2022: CAD 7.70) and a fair value of EUR 322 (year ended December 31, 2022: EUR 1,427). The assumptions used to measure the grant date fair value of FSO options under the Black-Scholes valuation model were as follows:

	2023	2022
Expected dividend yield (%)	0.00	0.00
Expected share price volatility (%)	64.3 - 64.5	64.1 - 64.7
Risk-free interest rate (%)	2.9 - 4.4	2.2 - 3.7
Expected life of options (years)	5.0	5.0
Share price (CAD)	7.55 - 7.56	5.60 - 8.18
Forfeiture rate (%)	0.00	0.00

During the year ended December 31, 2023, 124,000 Common Shares, were issued upon exercise of fixed stock options (year ended December 31, 2022: 8,000). Upon exercise of fixed stock options, for the year ended December 31, 2023, EUR 368 (the year ended December 31, 2022: EUR 6) was transferred from contributed surplus to share capital in the consolidated statements of changes in equity. Cash proceeds upon exercise of fixed stock options during the year ended December 31, 2023 totalled EUR 440 (year ended December 31, 2022: EUR 14).

10	SHARE BASED COMPENSATION (CONTINUED)

Deferred Share Units (“DSUs”)

Exercises of grants may only be settled in shares, and only when the employee or consultant has left the Company. Under the plan, the Company may grant options of its shares at nil cost that vest immediately.

During the year ended December 31, 2023, 24,000 DSUs (year ended December 31, 2022: 125,000 DSUs) were granted with a fair value of CAD 7.00 per unit (year ended December 31, 2022: CAD 8.18 per unit) determined as the share price on the date of grant.

During the year ended December 31, 2023, a share-based compensation charge of EUR 143 has been recognized in the consolidated statements of loss and comprehensive income (loss) (year ended December 31, 2022: EUR 595) in relation to the deferred share units.

During the year ended December 31, 2023, 38,334 common shares were issued upon exercise of 38,334 DSUs (year ended December 31, 2022: 97,045 common shares upon exercise of 97,045 DSUs). For the year ended December 31, 2023, upon exercise of DSUs, EUR 218 was transferred from contributed surplus to share capital in the consolidated statements of changes in equity (year ended December 31, 2022: EUR 1,407).

Restricted Share Units (“RSUs”)

During the year ended December 31, 2023, 234,375 RSUs, were granted (year ended December 31, 2022: 503,000), with a fair value of between CAD 5.25 and CAD 6.53 per unit (year ended December 31, 2022: between CAD 5.56 and CAD 8.18 per unit) determined as the share price on the date of grant.

During the year ended December 31, 2023, a share-based compensation charge of EUR 1,329 EUR has been recognized in the consolidated statements of loss and comprehensive income (loss) (the year ended December 31, 2022: EUR 1,091) in relation to the RSUs.

During the year ended December 31, 2023, 365,043 common shares were issued upon exercise of 365,043 RSUs (year ended December 2022: nil common shares). For the year ended December 31, 2023, EUR 2,365 was transferred from contributed surplus to share capital in the consolidated statements of changes in equity (December 31, 2022: nil).